Share Capital - Canopy Rivers - Summary of Assets Acquired and Liabilities Assumed at their Fair Value on Acquisition Date (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Disclosure Of Reverse Takeover [Line Items]
Cash acquired	$ 16,890
Canopy Rivers Corporation
Disclosure Of Reverse Takeover [Line Items]
Consideration	1,353
Cash acquired	583
Listing expense	$ 770